Long-term Investments and Derivative Financial Instruments - Schedule of Level 3 Significant Unobservable Inputs Used in Fair Value Measurements (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long term growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in the growth rate	0.10%	0.10%
Unlisted Equity Investments At Cost [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in cost of equity	0.50%	0.50%
Increase (decrease) in cost of equity	0.50%	0.50%
Level 3 of fair value hierarchy [member] | Long term growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in the fair value due to increase (decrease) in the growth rate	R$ 3	R$ 19
Level 3 of fair value hierarchy [member] | Unlisted Equity Investments At Cost [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in the fair value due to increase in cost of equity	23	0
Increase in the fair value due to decrease in cost of equity	R$ 25	R$ 0